Schedule of Cash Flow, Supplemental Disclosures (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 1	$ 176
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 2	$ 23